Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) Company
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	100.00%
Share based compensation, vesting period	5 years
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
Number of subsidiaries | Company	4
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	$ 300,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Vessels Under Construction [Member]
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision	$ 0
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase in revenue due to adoption of new standard	500,000
Reduction in voyage expense due to adoption of new standard	$ (200,000)
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	49.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years